BUSINESS COMBINATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Goodwill	¥ 475,732		$ 73,119	¥ 461,686	¥ 444,412
Edge Learning Centers [Member]
Purchase consideration	25,980	$ 3,993
Net assets acquired, excluding intangible assets and the related deferred tax liabilities	2,133		329
Intangible assets	4,994		767
Trademark	1,693		260
Student base	2,962		455
Franchise agreements	339		52
Deferred tax liabilities	(1,235)		(190)
Deferred revenue and customer advances	(10,663)		(1,639)
Goodwill	¥ 30,751		$ 4,726